SHARE-BASED AWARDS - Stock option activity (Details) - Stock option - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Balance at the beginning	22,633	26,330
Granted		3,661
Exercised	(378)	(1,928)
Forfeited	(2,734)	(5,256)
Expired	(796)	(174)
Balance at the end	18,725	22,633	26,330
Exercisable at the end	13,096	10,870
Weighted-Average Exercise Price
Balance at the beginning (in dollars per share)	$ 3.00	$ 2.53
Granted (in dollars per share)		5.56
Exercised (in dollars per share)	2.85	1.83
Forfeited (in dollars per share)	3.67	2.85
Expired (in dollars per share)	3.65	2.86
Balance at the end (in dollars per share)	2.88	3.00	$ 2.53
Exercisable at the end (in dollars per share)	$ 2.37	$ 2.17
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Balance (in years)	6 years	6 years 10 months 24 days	8 years 8 months 12 days
Exercisable at the end (in years)	5 years 3 months 18 days	6 years
Balance (in dollars)	$ 93,646	$ 110,481	$ 113,031
Exercisable at the end (in dollars)	$ 72,214	62,060
Total intrinsic value of options exercised		$ 9,700	$ 39,200	$ 1,800
Weighted-average grant date fair value per option granted		$ 2.42	$ 1.80	$ 0.8